Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2014
Accounting Policies [Abstract]
Segment Reporting, Policy [Policy Text Block]
Certain corporate transactions are not allocated to the reportable segments, including such items as stock-based compensation expense, net periodic pension and postretirement expense, corporate-level impairments, and gain (loss) on sale of corporate assets

Trade and Other Accounts Receivable, Policy [Policy Text Block]
We record an accounts receivable allowance when it is probable that the accounts receivable balance will not be collected. The amounts comprising the allowance are based upon management’s estimates and historical collection trends.

Fiscal Period, Policy [Policy Text Block]	Fiscal Year End Our fiscal year ends on November 30 of each year. References herein to individual years mean the year ended November 30. For example, 2014 means the year ended November 30, 2014.
Consolidation, Policy [Policy Text Block]
Consolidation Policy
The consolidated financial statements include the accounts of all wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Significant estimates have been made in areas that include valuation of long-lived and intangible assets and goodwill, income taxes, pension and postretirement benefits, allowance for doubtful accounts, and stock-based compensation. Actual results could differ from those estimates.

Concentration Risk Disclosure [Text Block]
Concentration of Credit Risk
We are exposed to credit risk associated with cash equivalents, foreign currency and interest rate derivatives, and trade receivables. We do not believe that our cash equivalents or investments present significant credit risks because the counterparties to the instruments consist of major financial institutions that are financially sound or have been capitalized by the U.S. government, and we manage the notional amount of contracts entered into with any counterparty. Substantially all trade receivable balances are unsecured. The concentration of credit risk with respect to trade receivables is limited by the large number of customers in our customer base and their dispersion across various industries and geographic areas. We perform ongoing credit evaluations of our customers and maintain an allowance for probable credit losses. The allowance is based upon management’s assessment of known credit risks as well as general industry and economic conditions. Specific accounts receivable are written off upon notification of bankruptcy or once the account is significantly past due and our collection efforts are unsuccessful.

Fair Value Measurements, Policy [Policy Text Block]
Fair Value Measurements
Fair value is determined based on the assumptions that market participants would use in pricing the asset or liability. We utilize the following fair value hierarchy in determining fair values:

Level 1 – Quoted prices for identical assets or liabilities in active markets.

Level 2 – Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities, and observable inputs other than quoted prices such as interest rates or yield curves.

Level 3 – Unobservable inputs reflecting our view about the assumptions that market participants would use in pricing the asset or liability.

Our cash, accounts receivable, and accounts payable are all short-term in nature; therefore, the carrying value of these items approximates their fair value. The carrying value of our debt instruments other than our 5% senior notes due 2022 (5% Notes) approximate their fair value because of the variable interest rate associated with those instruments. The fair value of the 5% Notes is included in Note 8, and is measured using observable inputs in markets that are not active; consequently, we have classified the 5% Notes within Level 2 of the fair value hierarchy. Our derivatives, as further described in Note 7, are measured at fair value on a recurring basis by reference to similar transactions in active markets and observable inputs other than quoted prices; consequently, we have classified those financial instruments within Level 2 of the fair value hierarchy. Our pension plan assets, as further described in Note 13, are measured at fair value on a recurring basis by reference to similar assets in active markets and are therefore also classified within Level 2 of the fair value hierarchy.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
Revenue is recognized when all of the following criteria have been met: (a) persuasive evidence of an arrangement exists, (b) delivery has occurred or services have been rendered, (c) the price to the customer is fixed or determinable, and (d) collectibility is reasonably assured.

The majority of our revenue is derived from the sale of subscriptions. Our subscription agreements are typically annual and non-cancellable and may contain provisions for minimum monthly payments. For subscription revenue, the timing of our cash flows generally precedes the recognition of revenue and income, as we defer any initial payments and recognize revenue ratably as delivered over the subscription period.

Revenue is recognized upon delivery for non-subscription sales.

In certain locations, we use dealers to distribute our product offerings. For subscription product offerings sold through dealers, revenue is recognized ratably as delivered to the end user over the subscription period. For non-subscription product offerings sold through dealers, revenue is recognized upon delivery to the dealer.

We do not defer revenue for the limited number of subscription sales where we act as a sales agent for third parties and have no continuing responsibility to maintain and update the underlying database. We recognize this revenue on a net basis upon the sale of these subscriptions and delivery of the information and tools.

Services
We provide our customers with service offerings that are primarily sold on a stand-alone basis and on a significantly more limited basis as part of a multiple-element arrangement. Our service offerings are generally separately priced in a standard price book. For services that are not in a standard price book, as the price varies based on the nature and complexity of the service offering, pricing is based on the estimated amount of time to be incurred at standard billing rates for the estimated underlying effort for executing the associated deliverable in the contract. Revenue related to services performed under time-and-material-based contracts is recognized in the period performed at standard billing rates. Revenue associated with fixed-price contracts is recognized upon completion of each specified performance obligation. See discussion of “multiple-element arrangements” below. If the contract includes acceptance contingencies, revenue is recognized in the period in which we receive documentation of acceptance from the customer.

Software
In addition to meeting the standard revenue recognition criteria described above, revenue from software arrangements must also meet the requirement that vendor-specific objective evidence (“VSOE”) of the fair value of undelivered elements exists. As a significant portion of our software licenses are sold in multiple-element arrangements that include either maintenance or, in more limited circumstances, both maintenance and professional services, we use the residual method to determine the amount of license revenue to be recognized. Under the residual method, consideration is allocated to undelivered elements based upon VSOE of the fair value of those elements, with the residual of the arrangement fee allocated to and recognized as license revenue. We recognize license revenue upon delivery, with maintenance revenue recognized ratably over the maintenance period. We have established VSOE of the fair value of maintenance through independent maintenance renewals, which demonstrate a consistent relationship of pricing maintenance as a percentage of the discounted or undiscounted license list price. VSOE of the fair value of professional services is established based on daily rates when sold on a stand-alone basis.

Multiple-element arrangements
Occasionally, we may execute contracts with customers which contain multiple offerings. In our business, multiple-element arrangements refer to contracts with separate fees for subscription offerings, decision-support tools, maintenance, and/or related services. We have established separate units of accounting as each offering is primarily sold on a stand-alone basis. Using the relative selling price method, each element of the arrangement is allocated based generally on stand-alone sales of these products and services, which constitutes VSOE of selling price. We do not use any other factors, inputs, assumptions, or methods to determine an estimated selling price. We recognize the elements of the contract as follows:

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Subscription offerings and license fees are recognized ratably over the license period as long as there is an associated licensing period or a future obligation. Otherwise, revenue is recognized upon delivery.

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For non-subscription offerings of a multiple-element arrangement, the revenue is generally recognized for each element in the period in which delivery of the product to the customer occurs, completion of services occurs or, for post-contract support, ratably over the term of the maintenance period.

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In some instances, customer acceptance is required for consulting services rendered. For those transactions, the service revenue component of the arrangement is recognized in the period that customer acceptance is obtained.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents
We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value.

Deferred Charges, Policy [Policy Text Block]
Deferred Subscription Costs
Deferred subscription costs represent royalties and certain dealer commissions associated with customer subscriptions. These costs are deferred and amortized to expense over the period of the subscriptions.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment
Property and equipment is stated at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Buildings and improvements	7	to	30	years
Capitalized software	3	to	7	years
Computers and office equipment	3	to	10	years

Leasehold improvements are depreciated over the shorter of their estimated useful life or the life of the lease. Maintenance, repairs, and renewals of a minor nature are expensed as incurred. Betterments and major renewals which extend the useful lives of buildings, improvements, and equipment are capitalized. We also capitalize certain internal-use software development costs in accordance with applicable accounting principles.

We review the carrying amounts of long-lived assets such as property and equipment whenever current events or circumstances indicate their value may be impaired. A long-lived asset with a finite life is considered to be impaired if its carrying value exceeds the estimated future undiscounted cash flows to be derived from it. Any impairment is measured by the amount that the carrying value of such assets exceeds their fair value, primarily based on estimated discounted cash flows. Considerable management judgment is necessary to estimate the fair value of assets. Assets to be disposed of are carried at the lower of their financial statement carrying amount or fair value, less cost to sell.

Lease, Policy [Policy Text Block]
Leases
In certain circumstances, we enter into leases with free rent periods or rent escalations over the term of the lease. In such cases, we calculate the total payments over the term of the lease and record them ratably as rent expense over that term.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangible Assets and Goodwill
We account for our business acquisitions using the purchase method of accounting. We allocate the total cost of an acquisition to the underlying net assets based on their respective estimated fair values. As part of this allocation process, we must identify and attribute values and estimated lives to the intangible assets acquired. We evaluate our intangible assets and goodwill for impairment at least annually, as well as whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. Impairments are expensed as incurred.

Finite-lived intangible assets
Identifiable intangible assets with finite lives are generally amortized on a straight-line basis over their respective lives, as follows:

Information databases	2	to	15	years
Customer relationships	4	to	17	years
Developed computer software	5	to	10	years
Trademarks	1	to	15	years
Other	1	to	8	years

Indefinite-lived intangible assets
When performing the impairment test for indefinite-lived intangible assets, which consist of trade names and perpetual licenses, we first conduct a qualitative analysis to determine whether we believe it is more likely than not that an asset has been impaired. If we believe an impairment has occurred, we then evaluate for impairment by comparing the amount by which the carrying value of the asset exceeds its fair value. An impairment charge is recognized if the asset’s estimated fair value is less than its carrying value.

We estimate the fair value based on the relief from royalty method using projected discounted future cash flows, which, in turn, are based on our views of uncertain variables such as growth rates, anticipated future economic conditions, and the appropriate discount rates relative to risk and estimates of residual values. The use of different estimates or assumptions within our discounted cash flow model when determining the fair value of our indefinite-lived intangible assets or using a methodology other than a discounted cash flow model could result in different values for our indefinite-lived intangible assets and could result in an impairment charge.

Goodwill
We test goodwill for impairment on a reporting unit level. A reporting unit is a group of businesses (i) for which discrete financial information is available and (ii) that have similar economic characteristics. We have determined that our reporting units are Americas, EMEA, APAC, and CARFAX. We test goodwill for impairment by determining the fair value of each reporting unit and comparing it to the reporting unit's carrying value. We determine the fair value of our reporting units based on projected future discounted cash flows, which, in turn, are based on our views of uncertain variables such as growth rates, anticipated future economic conditions and the appropriate discount rates relative to risk and estimates of residual values. There were no deficiencies in reporting unit fair values versus carrying values in the fiscal years ended November 30, 2014, 2013, and 2012.

Income Tax, Policy [Policy Text Block]
Income Taxes
Deferred income taxes are provided using tax rates enacted for periods of expected reversal on all temporary differences. Temporary differences relate to differences between the book and tax basis of assets and liabilities, principally intangible assets, property and equipment, deferred revenue, pension and other postretirement benefits, accruals, and stock-based compensation. Valuation allowances are established to reduce deferred tax assets to the amount that will more likely than not be realized. To the extent that a determination is made to establish or adjust a valuation allowance, the expense or benefit is recorded in the period in which the determination is made.

Judgment is required in determining the worldwide provision for income taxes. Additionally, the income tax provision is based on calculations and assumptions that are subject to examination by many different tax authorities and to changes in tax law and rates in many jurisdictions. We adjust our income tax provision in the period in which it becomes probable that actual results will differ from our estimates.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension and Other Postretirement Benefits
During the fourth quarter of each fiscal year (or upon any other remeasurement date), we immediately recognize net actuarial gains or losses in excess of a corridor in our operating results. The corridor amount is equivalent to 10 percent of the greater of the market-related value of plan assets or the plan's benefit obligation at the beginning of the year. We use the actual fair value of plan assets at the measurement date as the measure of the market-related value of plan assets.

Stockholders' Equity, Policy [Policy Text Block]
Treasury Stock
For all stock retention and buyback programs and transactions, we utilize the cost method of accounting. We employ the weighted-average cost method as our costing method for treasury stock issuances. Treasury stock purchases are recorded at actual cost.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share
Basic earnings per share (EPS) is computed by dividing net income by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted EPS is computed using the weighted-average number of shares of Class A common stock and dilutive potential shares of Class A common stock outstanding during the period. Diluted EPS reflects the potential dilution that could occur if securities were exercised or converted into shares of Class A common stock.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs
Production costs are expensed as of the first date that the advertisements take place. Advertising expense was approximately $35.2 million for 2014 and $12.7 million for 2013, and was primarily comprised of Polk and CARFAX advertising; advertising expense for 2012 was insignificant.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency
The functional currency of each of our foreign subsidiaries is typically such subsidiary’s local currency. Assets and liabilities are translated at period-end exchange rates. Income and expense items are translated at weighted-average rates of exchange prevailing during the year. Any translation adjustments are included in other comprehensive income. Transactions executed in currencies other than a subsidiary's functional currency (which result in exchange adjustments) are remeasured at spot rates and resulting foreign-exchange-transaction gains and losses are included in the results of operations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation
All stock-based awards are recognized in the income statement based on their grant date fair values. In addition, we estimate forfeitures at the grant date. Compensation expense is recognized based on the number of awards expected to vest. We adjust compensation expense in future periods if actual forfeitures differ from our estimates. Our forfeiture rate is based upon historical experience as well as anticipated employee turnover considering certain qualitative factors. We amortize the value of stock-based awards to expense over the vesting period on a straight-line basis. For awards with performance conditions, we evaluate the probability of the number of shares that are expected to vest, and compensation expense is then adjusted to reflect the number of shares expected to vest and the cumulative vesting period met to date.

Description of New Accounting Pronouncements Not yet Adopted [Text Block]
Recent Accounting Pronouncements

In April 2014, the FASB issued ASU 2014-08, which changes the criteria for determining which disposals can be presented as discontinued operations and modifies related disclosure requirements. The ASU is intended to reduce the frequency of disposals reported as discontinued operations by focusing on strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. The standard will be effective for us in the first quarter of our fiscal year 2016, although early adoption is permitted. We do not expect that the adoption of this ASU will have a significant impact on our consolidated financial statements other than changing the classification criteria and related disclosures for any potential future disposals.

In May 2014, the FASB issued ASU 2014-09, which establishes a comprehensive new revenue recognition model designed to depict the transfer of goods or services to a customer in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. The ASU allows for the use of either the full or modified retrospective transition method, and the standard will be effective for us in the first quarter of our fiscal year 2018; early adoption is not permitted. We are currently evaluating the impact of this new standard on our consolidated financial statements, as well as which transition method we intend to use.

In August 2014, the FASB issued ASU 2014-15, which requires that management evaluate the entity's ability to continue as a going concern within one year after the date that the financial statements are issued. Disclosure is required if there is substantial doubt about the entity's ability to continue as a going concern. The standard will be effective for us in the fourth quarter of our fiscal year 2017, although early adoption is permitted. We do not expect that the adoption of this ASU will have a significant impact on our consolidated financial statements.